ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 17.8%
Auto Components 0.8%
WABCO Holdings	80,000	3,740
		3,740
Distributors 0.1%
LKQ Corporation (1)	20,000	696
		696
Hotels, Restaurants & Leisure 4.2%
Chipotle Mexican Grill, Class B (1)	40,000	4,280
Gaylord Entertainment (1)	54,000	2,874
International Game Technology	132,000	5,689
P.F. Chang's China Bistro (1)	29,000	858
Panera Bread, Class A (1)	12,000	490
Pinnacle Entertainment (1)	53,000	1,443
The Cheesecake Factory (1)	69,000	1,620
Tim Hortons	61,000	2,126
		19,380
Household Durables 1.2%
Harman International	66,000	5,710
		5,710
Internet & Catalog Retail 2.3%
Amazon.com (1)	95,000	8,849
Expedia (1)	57,000	1,817
		10,666
Media 4.9%
Cablevision Systems, Class A (1)	79,000	2,760
Catalina Marketing (1)	91,000	2,948
Clear Channel Outdoor, Class A (1)	117,000	2,984
Discovery Holding, Series A (1)	145,000	4,183
DreamWorks Animation, Class A (1)	53,000	1,771
Lamar Advertising	97,000	4,750
XM Satellite Radio Holdings, Class A (1)	212,000	3,004
		22,400
Specialty Retail 4.0%
Advance Auto Parts	39,000	1,309
Bed Bath & Beyond (1)	79,000	2,696
Best Buy	55,000	2,531
CarMax (1)	125,000	2,541
O'Reilly Automotive (1)	106,000	3,541
PetSmart	132,000	4,211
Williams-Sonoma	50,000	1,631
		18,460
Textiles, Apparel & Luxury Goods 0.3%
Under Armour (1)	21,000	1,256
		1,256
Total Consumer Discretionary		82,308
CONSUMER STAPLES 1.4%
Beverages 0.2%
Cott (1)	101,000	805
		805
Food & Staples Retailing 1.2%
Shoppers Drug Mart (CAD)	44,000	2,402
Whole Foods Market	66,000	3,231
		5,633
Total Consumer Staples		6,438
ENERGY 10.8%
Energy Equipment & Services 5.3%
BJ Services	160,000	4,248
Cameron International (1)	48,000	4,430
FMC Technologies (1)	105,000	6,054
Smith International	116,000	8,282
TETRA Technologies (1)	77,000	1,628
		24,642
Oil, Gas & Consumable Fuels 5.5%
CNX Gas (1)	86,000	2,474
CONSOL Energy	117,000	5,452
EOG Resources	77,000	5,569
Foundation Coal Holdings	36,000	1,411
Murphy Oil	50,000	3,495
Peabody Energy	55,000	2,633
XTO Energy	66,000	4,082
		25,116
Total Energy		49,758
FINANCIALS 5.1%
Capital Markets 2.3%
Affiliated Managers Group (1)	20,000	2,550
E*TRADE Financial (1)	26,000	340
Eaton Vance	101,000	4,036
Nuveen Investments	58,000	3,592
		10,518
Commercial Banks 0.2%
SVB Financial Group (1)	15,000	711
		711
Consumer Finance 0.5%
Discover Financial (1)	106,000	2,205
		2,205
Diversified Financial Services 0.3%
Interactive Brokers, Class A (1)	58,000	1,523
		1,523
Insurance 1.8%
Assurant	53,000	2,836
Axis Capital Holdings	85,000	3,307
Principal Financial Group	36,000	2,271
		8,414

Total Financials		23,371
HEALTH CARE 15.3%
Biotechnology 4.1%
Alkermes (1)	103,000	1,895
Amylin Pharmaceuticals (1)	42,000	2,100
Cephalon (1)	69,000	5,041
Gilead Sciences (1)	20,000	817
Human Genome Sciences (1)	140,000	1,441
Medarex (1)	45,000	637
Myriad Genetics (1)	25,000	1,304
OSI Pharmaceuticals (1)	32,000	1,088
PDL Biopharma (1)	47,000	1,016
Theravance (1)	46,000	1,200
Vertex Pharmaceuticals (1)	68,000	2,612
		19,151
Health Care Equipment & Supplies 2.4%
C.R. Bard	30,000	2,646
Edwards Lifesciences (1)	92,000	4,536
Gen-Probe (1)	42,000	2,796
ResMed (1)	26,000	1,115
		11,093
Health Care Providers & Services 3.7%
Community Health Systems (1)	75,000	2,358
Coventry Health Care (1)	27,000	1,680
DaVita (1)	24,000	1,516
Health Net (1)	32,000	1,730
Henry Schein (1)	37,000	2,251
Humana (1)	14,000	978
Manor Care	99,000	6,375
		16,888
Health Care Technology 0.6%
Cerner (1)	43,000	2,572
		2,572
Life Sciences Tools & Services 1.0%
illumina (1)	38,000	1,971
Qiagen NV (1)	133,000	2,582
		4,553
Pharmaceuticals 3.5%
Barr Pharmaceuticals (1)	92,000	5,236
Elan, ADR (1)	196,000	4,124
Medicis Pharmaceutical, Class A	48,000	1,464
Mylan	62,000	990
Sepracor (1)	40,000	1,100
Valeant Pharmaceuticals (1)	119,000	1,842
Warner Chilcott (1)	81,000	1,439
		16,195

Total Health Care		70,452
INDUSTRIALS & BUSINESS SERVICES 15.0%
Aerospace & Defense 3.5%
Alliant Techsystems (1)	46,000	5,028
Harris	74,000	4,276
Rockwell Collins	95,000	6,939
		16,243
Air Freight & Logistics 0.4%
UTi Worldwide	80,000	1,838
		1,838
Airlines 0.9%
Southwest Airlines	279,000	4,129
		4,129
Building Products 0.5%
American Standard	63,000	2,244
		2,244
Commercial Services & Supplies 2.2%
ChoicePoint (1)	26,000	986
Corporate Executive Board	16,000	1,188
IHS (1)	32,000	1,808
Manpower	56,000	3,604
Resources Connection	21,000	486
Robert Half International	61,000	1,821
		9,893
Construction & Engineering 0.5%
Quanta Services (1)	86,000	2,275
		2,275
Electrical Equipment 2.0%
Ametek	147,000	6,353
SunPower (1)	31,000	2,568
		8,921
Industrial Conglomerates 1.9%
Roper Industries	136,000	8,908
		8,908
Machinery 2.4%
Danaher	26,000	2,150
IDEX	49,000	1,783
ITT	49,000	3,329
Oshkosh Truck	63,000	3,904
		11,166
Trading Companies & Distributors 0.7%
Fastenal	60,000	2,724
MSC Industrial Direct	13,000	658
		3,382
Total Industrials & Business Services		68,999
INFORMATION TECHNOLOGY 25.6%
Communications Equipment 2.5%
ADTRAN	37,000	852
Ciena (1)	53,000	2,018
Comverse Technology (1)	56,000	1,109
Juniper Networks (1)	207,000	7,579
		11,558
Computers & Peripherals 1.5%
Avid Technology (1)	58,000	1,571
Network Appliance (1)	27,000	726
Seagate Technology	179,000	4,579
		6,876
Electronic Equipment & Instruments 3.1%
Cogent (1)	57,000	894
Dolby Laboratories, Class A (1)	75,000	2,611
First Solar (1)	19,000	2,237
FLIR Systems (1)	88,000	4,874
Jabil Circuit	158,000	3,609
		14,225
Internet Software & Services 3.0%
CNET Networks (1)	226,000	1,684
Digital River (1)	39,000	1,745
Monster Worldwide (1)	100,000	3,406
VeriSign (1)	206,000	6,951
		13,786
IT Services 5.6%
Checkfree (1)	81,000	3,770
DST Systems (1)	79,000	6,779
Fiserv (1)	26,000	1,322
Global Payments	95,000	4,201
Iron Mountain (1)	113,000	3,444
Saic (1)	238,000	4,567
Western Union	78,000	1,636
		25,719
Semiconductor & Semiconductor Equipment 5.7%
Altera	132,000	3,179
Fairchild Semiconductor, Class A (1)	79,000	1,476
Intersil, Class A	131,000	4,379
Marvell Technology Group (1)	211,000	3,454
Microchip Technology	79,000	2,869
ON Semiconductor (1)	204,000	2,562
PMC-Sierra (1)	262,000	2,198
Spansion, Class A (1)	70,000	591
Teradyne (1)	171,000	2,360
Xilinx	119,000	3,111
		26,179
Software 4.2%
Amdocs (1)	107,000	3,979
Autodesk (1)	39,000	1,949
Intuit (1)	66,000	2,000
Jack Henry & Associates	80,000	2,069
McAfee (1)	45,000	1,569
NAVTEQ (1)	39,000	3,041
Red Hat (1)	175,000	3,477
Salesforce.com (1)	29,000	1,488
		19,572

Total Information Technology		117,915
MATERIALS 1.2%
Metals & Mining 1.2%
Agnico-Eagle Mines	60,000	2,988
Teck Cominco, Class B	53,000	2,529
Total Materials		5,517
TELECOMMUNICATION SERVICES 5.8%
Wireless Telecommunication Services 5.8%
American Tower Systems, Class A (1)	123,000	5,355
Crown Castle International (1)	163,000	6,623
Leap Wireless International (1)	73,000	5,940
MetroPCS Communications (1)	95,000	2,592
Rogers Communications, Class B	104,000	4,735
SBA Communications (1)	39,000	1,376
Total Telecommunication Services		26,621

Total Common Stocks (Cost $285,821)		451,379
PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Internet Software & Services 0.0%
Bill Me Later (1)(2)	5,000	181
Total Preferred Stocks (Cost $181)		181
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Investment Fund, 4.41% (3)(4)	10,486,158	10,486
Total Short-Term Investments (Cost $10,486)		10,486
Total Investments in Securities
100.3% of Net Assets (Cost $296,488)		$462,046

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Restricted security
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
CAD	Canadian Dollar

(2) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $181 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Bill Me Later	8/16/07	$ 181
Totals		$ 181

The fund has registration rights for certain restricted securities held as of September 30,
2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $296,488,000. Net unrealized gain aggregated $165,558,000 at period-end, of which $175,267,000 related to appreciated investments and $9,709,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $309,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $10,486,000 and $9,935,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 12.1%
Automobiles 0.7%
GM	51,900	1,905
		1,905
Diversified Consumer Services 1.1%
H&R Block	130,200	2,757
		2,757
Household Durables 1.1%
Newell Rubbermaid	96,700	2,787
		2,787
Internet & Catalog Retail 0.7%
Liberty Media Interactive, Class A (1)	97,900	1,881
		1,881
Media 6.7%
CBS, Class B	37,550	1,183
Comcast, Class A (1)	39,500	955
Disney	64,400	2,215
Dow Jones	40,350	2,409
Liberty Media Capital, Class A (1)	21,300	2,659
New York Times, Class A	76,000	1,502
Time Warner	264,300	4,852
Viacom, Class B (1)	41,500	1,617
		17,392
Specialty Retail 1.8%
Home Depot	124,200	4,029
RadioShack	24,900	514
		4,543
Total Consumer Discretionary		31,265
CONSUMER STAPLES 8.0%
Beverages 3.1%
Anheuser-Busch	93,700	4,684
Coca-Cola	60,800	3,494
		8,178
Food & Staples Retailing 1.2%
Wal-Mart	69,100	3,016
		3,016
Food Products 1.3%
General Mills	37,400	2,169
Kraft Foods, Class A	39,400	1,360
		3,529
Household Products 0.5%
Procter & Gamble	19,000	1,337
		1,337
Personal Products 1.2%
Avon	81,000	3,040
		3,040
Tobacco 0.7%
Altria Group	25,000	1,738
		1,738
Total Consumer Staples		20,838
ENERGY 14.9%
Energy Equipment & Services 2.6%
Baker Hughes	75,400	6,814
		6,814
Oil, Gas & Consumable Fuels 12.3%
Chevron	84,600	7,917
ExxonMobil	83,100	7,692
Murphy Oil	55,300	3,865
Royal Dutch Shell, ADR, Class A	36,300	2,983
Spectra Energy	75,800	1,855
Total, ADR	93,000	7,536
		31,848
Total Energy		38,662
FINANCIALS 23.3%
Capital Markets 5.5%
Ameriprise Financial	41,100	2,594
Bank of New York Mellon	78,700	3,474
Merrill Lynch	36,000	2,566
Morgan Stanley	42,600	2,683
State Street	45,200	3,081
		14,398
Commercial Banks 2.6%
Fifth Third Bancorp	75,000	2,541
U.S. Bancorp	126,900	4,128
		6,669
Consumer Finance 1.3%
American Express	39,100	2,321
Discover Financial (1)	44,700	930
		3,251
Diversified Financial Services 6.5%
Bank of America	117,200	5,892
Citigroup	88,200	4,116
JPMorgan Chase	151,000	6,919
		16,927
Insurance 6.3%
American International Group	68,300	4,621
Genworth Financial, Class A	107,600	3,307
Hartford Financial Services	25,600	2,369
Lincoln National	28,700	1,893
Marsh & McLennan	165,700	4,225
		16,415
Real Estate Management & Development 0.4%
St. Joe	27,200	914
		914
Thrifts & Mortgage Finance 0.7%
Fannie Mae	31,600	1,922
		1,922
Total Financials		60,496
HEALTH CARE 9.1%
Biotechnology 0.5%
Amgen (1)	25,400	1,437
		1,437
Health Care Equipment & Supplies 1.2%
Boston Scientific (1)	84,100	1,174
Covidien (1)	47,400	1,967
		3,141
Pharmaceuticals 7.4%
Johnson & Johnson	62,700	4,119
Merck	99,500	5,143
Pfizer	168,800	4,124
Schering-Plough	93,100	2,945
Wyeth	62,900	2,802
		19,133
Total Health Care		23,711
INDUSTRIALS & BUSINESS SERVICES 12.1%
Aerospace & Defense 1.3%
Raytheon	52,100	3,325
		3,325
Airlines 1.1%
Southwest Airlines	201,600	2,984
		2,984
Commercial Services & Supplies 1.3%
Waste Management	90,100	3,400
		3,400
Industrial Conglomerates 5.5%
3M	31,200	2,920
GE	222,200	9,199
Tyco International	47,200	2,093
		14,212
Machinery 1.4%
Illinois Tool Works	62,200	3,709
		3,709
Road & Rail 1.5%
Union Pacific	33,700	3,810
		3,810
Total Industrials & Business Services		31,440
INFORMATION TECHNOLOGY 6.5%
Computers & Peripherals 2.4%
Dell (1)	78,000	2,153
IBM	35,300	4,158
		6,311
Electronic Equipment & Instruments 0.9%
Tyco Electronics	61,700	2,186
		2,186
Semiconductor & Semiconductor Equipment 1.2%
Intel	124,100	3,209
		3,209
Software 2.0%
Microsoft	174,700	5,147
		5,147
Total Information Technology		16,853
MATERIALS 3.3%
Chemicals 1.2%
DuPont	62,900	3,117
		3,117
Metals & Mining 0.3%
Nucor	13,000	773
		773
Paper & Forest Products 1.8%
Bowater	46,500	694
International Paper	106,600	3,824
		4,518
Total Materials		8,408
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 3.5%
AT&T	100,800	4,265
Qwest Communications International (1)	182,400	1,671
Verizon Communications	72,800	3,223
		9,159
Wireless Telecommunication Services 1.9%
Alltel	23,900	1,666
Sprint Nextel	169,000	3,211
		4,877
Total Telecommunication Services		14,036
UTILITIES 2.9%
Electric Utilities 2.2%
Duke Energy	100,500	1,878
Entergy	35,800	3,877
		5,755
Multi-Utilities 0.7%
NiSource	87,100	1,667
		1,667
Total Utilities		7,422

Total Common Stocks (Cost $206,775)		253,131
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	6,045,317	6,045
		6045
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.56% 12/20/07 (4)	150,000	149
U.S. Treasury Bills, 3.85% 12/20/07 (4)	50,000	50
		199
Total Short-Term Investments (Cost $6,244)		6,244
Total Investments in Securities
100.0% of Net Assets (Cost $213,019)		$259,375

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
ADR	American Depository Receipts

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 13 S&P 500 Emini contracts,
$50 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$1,025	$13
Long, 23 S&P 500 Emini contracts,
$85 par of 3.56% U.S. Treasury Bills
pledged as initial margin	12/07	1,743	23
Net payments (receipts) of variation
margin to date			(48)
Variation margin receivable (payable)
on open futures contracts			$(12)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Value Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $213,019,000. Net unrealized gain aggregated $46,393,000 at period-end, of which $51,403,000 related to appreciated investments and $5,010,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $173,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $6,045,000 and $23,731,000 respectively.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 13.2%
Auto Components 0.4%
Strattec Security	11,800	549
TRW (1)	34,800	1,102
		1,651
Automobiles 0.0%
Winnebago	2,400	57
		57
Distributors 0.2%
Keystone Automotive (1)	16,900	807
		807
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions (1)	29,100	1,247
Corinthian Colleges (1)	150,100	2,388
Matthews International, Class A	73,900	3,237
		6,872
Hotels, Restaurants & Leisure 2.9%
Applebee's	58,737	1,462
BJ's Restaurants (1)	40,100	844
CEC Entertainment (1)	27,100	728
P.F. Chang's China Bistro (1)	22,500	666
Panera Bread, Class A (1)	31,500	1,285
Red Robin Gourmet Burgers (1)	42,700	1,832
Ruby Tuesday	21,100	387
Sonic (1)	107,850	2,524
The Cheesecake Factory (1)	66,350	1,557
		11,285
Household Durables 0.7%
Jarden (1)	37,475	1,160
Meritage (1)	55,900	789
Standard Pacific	94,600	519
		2,468
Internet & Catalog Retail 0.7%
priceline.com (1)	29,500	2,618
		2,618
Leisure Equipment & Products 0.8%
Brunswick	46,200	1,056
MarineMax (1)	43,200	629
Polaris Industries	9,800	428
Pool	42,512	1,062
		3,175
Media 1.0%
Belo, Class A	49,600	861
Entercom Communications	23,800	460
Scholastic (1)	69,900	2,437
Young Broadcasting (1)	34,500	76
		3,834
Multiline Retail 0.2%
Big Lots (1)	27,300	815
		815
Specialty Retail 3.8%
A.C. Moore Arts & Crafts (1)	18,900	298
Ann Taylor Stores (1)	88,450	2,801
Borders Group	108,400	1,445
Christopher & Banks	54,075	655
Cost Plus (1)	9,800	39
Hibbett Sports (1)	48,500	1,203
Hot Topic (1)	98,200	733
J. Crew Group (1)	7,400	307
Monro Muffler Brake & Service	45,100	1,524
The Finish Line, Class A	10,300	45
Tween Brands (1)	55,000	1,806
Zale (1)	59,000	1,365
Zumiez (1)	51,500	2,285
		14,506
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica (1)	11,500	483
Under Armour (1)	14,100	843
Warnaco Group (1)	32,800	1,282
		2,608
Total Consumer Discretionary		50,696
CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.9%
Casey's General Stores	82,300	2,280
Pantry (1)	43,700	1,120
		3,400
Food Products 0.1%
Seneca Foods, Class A (1)	10,900	296
Seneca Foods, Class B (1)	7,100	195
		491
Total Consumer Staples		3,891
ENERGY 6.2%
Energy Equipment & Services 3.0%
Exterran Holdings (1)	27,560	2,214
FMC Technologies (1)	19,600	1,130
ION Geophysical (1)	73,500	1,017
Key Energy Services (1)	14,700	250
SEACOR Holdings (1)	47,500	4,517
Union Drilling (1)	27,900	407
W-H Energy Services (1)	24,200	1,785
		11,320
Oil, Gas & Consumable Fuels 3.2%
Bill Barrett (1)	70,300	2,771
Concho Resources (1)	47,300	700
Forest Oil (1)	81,800	3,521
Foundation Coal Holdings	63,100	2,473
Geomet (1)	88,400	450
Mariner Energy (1)	92,457	1,915
Westmoreland Coal (1)	24,600	490
		12,320

Total Energy		23,640
FINANCIALS 14.7%
Capital Markets 2.0%
Affiliated Managers Group (1)	28,400	3,621
optionsXpress Holdings	29,900	782
Penson Worldwide (1)	63,200	1,168
Piper Jaffray Companies (1)	41,600	2,230
		7,801
Commercial Banks 6.4%
Boston Private Financial	39,800	1,108
Cascade Bancorp	52,625	1,171
Chittenden	66,650	2,343
Citizens Republic Bancorp	91,900	1,481
Glacier Bancorp	92,033	2,073
Pinnacle Financial Partners (1)	48,800	1,406
Preferred Bank	15,750	620
Prosperity Bancshares	60,100	1,993
Provident Bankshares	49,000	1,535
Sandy Spring Bancorp	35,200	1,060
Seacoast Banking, Class A	51,700	967
Signature Bank (1)	41,000	1,444
Texas Capital Bancshares (1)	44,800	974
United Community Banks	32,100	787
Valley National Bancorp	90,246	2,002
WestAmerica	59,400	2,959
Western Alliance Bancorp (1)	22,700	535
		24,458
Consumer Finance 0.4%
Advanta, Class B	49,650	1,361
		1,361
Diversified Financial Services 0.2%
MarketAxess Holdings (1)	57,100	856
		856
Insurance 2.3%
Assured Guaranty	72,200	1,962
Employers Holdings	22,100	455
Infinity Property & Casualty	52,700	2,120
Markel (1)	5,800	2,807
National Financial Partners	11,000	583
Selective Insurance	42,400	902
		8,829
Real Estate Investment Trusts (REITs) 2.2%
DiamondRock Hospitality, REIT	32,500	566
EastGroup Properties, REIT	46,300	2,095
Equity Lifestyle Properties, REIT	14,600	756
Essex Property Trust, REIT	5,100	600
LaSalle Hotel Properties, REIT	24,000	1,010
Parkway Properties, REIT	22,200	980
PS Business Parks, REIT	20,900	1,188
Washington SBI, REIT	39,700	1,317
		8,512
Thrifts & Mortgage Finance 1.2%
First Niagara Financial	166,400	2,354
NewAlliance Bancshares	92,000	1,351
Radian	32,800	764
		4,469

Total Financials		56,286
HEALTH CARE 16.0%
Biotechnology 4.4%
Acadia Pharmaceuticals (1)	28,400	427
Alexion Pharmaceutical (1)	20,300	1,323
Alkermes (1)	50,100	922
Altus Pharmaceuticals (1)	25,673	269
Amylin Pharmaceuticals (1)	22,100	1,105
Cephalon (1)	17,976	1,313
Cubist Pharmaceuticals (1)	49,900	1,054
Cytokinetics (1)	4,800	25
deCODE genetics (1)	49,800	173
Incyte (1)	97,850	700
InterMune (1)	53,300	1,020
Martek Biosciences (1)	39,800	1,155
Myriad Genetics (1)	51,700	2,696
Neurocrine Biosciences (1)	26,300	263
ONYX Pharmaceuticals (1)	25,300	1,101
Rigel Pharmaceuticals (1)	43,000	405
Senomyx (1)	38,500	472
Tercica (1)	31,300	194
Theravance (1)	12,000	313
Vertex Pharmaceuticals (1)	48,262	1,854
		16,784
Health Care Equipment & Supplies 5.2%
Analogic	23,900	1,524
Angiodynamics (1)	19,900	375
DJO (1)	34,000	1,669
Edwards Lifesciences (1)	33,000	1,627
EV3 (1)	30,700	504
Integra LifeSciences (1)	67,300	3,270
Masimo (1)	6,700	172
Micrus Endovascular (1)	27,300	499
Northstar Neuroscience (1)	20,300	227
NuVasive (1)	25,700	923
NxStage Medical (1)	40,600	588
ResMed (1)	79,800	3,421
Stereotaxis (1)	31,100	429
Steris	51,600	1,410
Thoratec (1)	76,800	1,589
TomoTherapy (1)	7,000	163
Wright Medical Group (1)	57,004	1,529
		19,919
Health Care Providers & Services 4.5%
AMERIGROUP (1)	38,700	1,334
Animal Health International (1)	40,500	451
Centene (1)	73,600	1,583
HealthExtras (1)	58,100	1,617
Henry Schein (1)	54,900	3,340
LifePoint Hospitals (1)	70,700	2,122
Nighthawk Radiology (1)	45,500	1,115
Skilled Healthcare, Class A (1)	35,500	559
Sunrise Senior Living (1)	144,100	5,097
		17,218
Health Care Technology 0.5%
Allscripts Healthcare (1)	41,100	1,111
Vital Images (1)	38,400	749
		1,860
Life Sciences Tools & Services 0.2%
Bruker BioSciences (1)	8,300	73
Exelixis (1)	72,000	763
Nektar Therapeutics (1)	16,100	142
		978
Pharmaceuticals 1.2%
Alexza Pharmaceuticals (1)	15,000	130
BioMimetic Therapeutics (1)	8,300	111
Cadence Pharmaceuticals (1)	12,000	168
Inspire Pharmaceuticals (1)	53,700	288
Medicines Company (1)	32,400	577
Medicis Pharmaceutical, Class A	60,500	1,846
Noven Pharmaceuticals (1)	14,200	226
XenoPort (1)	30,400	1,430
		4,776

Total Health Care		61,535
INDUSTRIALS & BUSINESS SERVICES 20.0%
Aerospace & Defense 2.1%
American Science Engineering	15,500	971
Argon ST (1)	26,300	521
Moog, Class A (1)	53,900	2,368
Teledyne Technologies (1)	78,500	4,191
		8,051
Air Freight & Logistics 0.4%
Pacer International	13,900	265
UTi Worldwide	57,700	1,326
		1,591
Airlines 0.3%
AirTran (1)	87,400	860
Frontier Airlines Holdings (1)	45,600	282
		1,142
Building Products 1.0%
American Woodmark	40,200	997
Builders FirstSource (1)	43,900	473
Gibraltar Industries	27,050	500
Simpson Manufacturing	25,400	809
Universal Forest Products	31,000	927
		3,706
Commercial Services & Supplies 3.7%
American Reprographics (1)	68,600	1,284
Angelica	38,700	763
G & K Services, Class A	50,000	2,010
Kforce (1)	66,900	860
LECG (1)	65,400	975
Multi-Color	36,900	842
Pike Electric (1)	35,600	668
Resources Connection	79,400	1,838
Ritchie Bros. Auctioneers	36,000	2,344
Waste Connections (1)	82,500	2,620
		14,204
Construction & Engineering 0.4%
Insituform Technologies (1)	38,100	580
Quanta Services (1)	37,790	1,000
		1,580
Electrical Equipment 3.1%
Baldor Electric	94,900	3,792
Belden	68,600	3,218
Franklin Electric	2,800	115
Smith AO	91,300	4,006
Woodward Governor	13,800	861
		11,992
Machinery 5.9%
3-D Systems (1)	47,000	1,110
Accuride (1)	12,100	147
Actuant, Class A	55,160	3,584
Cascade	13,100	854
ESCO Technologies (1)	75,000	2,493
Graco	53,200	2,081
Greenbrier Companies	11,100	296
Harsco	68,000	4,030
IDEX	38,450	1,399
Lindsay	12,300	538
RBC Bearings (1)	54,100	2,075
Toro	64,369	3,787
		22,394
Road & Rail 0.8%
Heartland Express	25,245	361
Knight Transportation	128,400	2,210
Ryder System	12,600	617
		3,188
Trading Companies & Distributors 2.3%
Applied Industrial Technologies	109,900	3,388
Electro Rent	27,700	388
H&E Equipment Services (1)	94,300	1,695
Interline Brands (1)	57,700	1,327
NuCo2 (1)	48,600	1,251
Transdigm Group (1)	16,500	754
		8,803

Total Industrials & Business Services		76,651
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 1.1%
Acme Packet (1)	8,600	133
ADTRAN	58,100	1,338
Aruba Networks (1)	14,900	298
BigBand Networks (1)	5,200	33
Finisar (1)	421,900	1,181
IXIA (1)	62,300	543
Optium (1)	33,000	343
Tekelec (1)	28,100	340
		4,209
Computers & Peripherals 2.0%
Emulex (1)	57,700	1,106
Intermec (1)	24,100	630
Neoware (1)	27,700	449
Palm (1)	180,900	2,943
Synaptics (1)	26,200	1,251
Xyratex (1)	62,200	1,194
		7,573
Electronic Equipment & Instruments 2.0%
Cogent (1)	13,000	204
DTS (1)	29,600	899
IPG Photonics (1)	18,100	356
Littelfuse (1)	28,400	1,014
Measurement Specialties (1)	3,100	86
MTS Systems	46,900	1,951
National Instruments	33,500	1,150
Newport (1)	39,200	597
Orbotech (1)	39,600	833
Plexus (1)	10,900	299
Scansource (1)	7,300	205
		7,594
Internet Software & Services 2.4%
Ariba (1)	137,200	1,479
Bankrate (1)	30,400	1,402
CNET Networks (1)	168,300	1,254
DealerTrack (1)	23,000	963
Digital River (1)	40,700	1,821
The Knot (1)	37,900	806
Visual Sciences (1)	25,700	371
Websense (1)	53,000	1,046
		9,142
IT Services 1.6%
EnerNOC (1)	7,700	294
Global Payments	60,300	2,667
Heartland Payment Systems	29,500	758
MPS Group (1)	127,300	1,419
RightNow Technologies (1)	75,100	1,208
		6,346
Semiconductor & Semiconductor Equipment 6.4%
Advanced Analogic Technologies (1)	85,600	911
Atheros Communications (1)	30,600	917
ATMI (1)	16,100	479
Brooks-Pri Automation (1)	40,067	571
Cabot Microelectronics (1)	12,600	539
Conexant Systems (1)	901,800	1,082
Cymer (1)	31,300	1,202
Diodes (1)	77,450	2,486
Entegris (1)	178,961	1,553
Exar (1)	60,500	790
FEI (1)	66,800	2,100
Formfactor (1)	19,200	852
Lattice Semiconductor (1)	105,900	475
Mattson Technology (1)	71,500	618
MKS Instruments (1)	28,600	544
Nextest Systems (1)	45,500	585
ON Semiconductor (1)	14,500	182
PDF Solutions (1)	71,800	709
Semitool (1)	85,800	832
Semtech (1)	90,100	1,845
Silicon Laboratories (1)	51,000	2,130
Standard Microsystems (1)	56,600	2,175
Veeco (1)	11,000	213
Virage Logic (1)	14,900	111
Volterra Semiconductor (1)	42,100	517
Zarlink Semiconductor (1)	212,200	295
		24,713
Software 4.6%
Bottomline Technologies (1)	52,800	662
Catapult Communications (1)	23,900	183
DemandTec (1)	23,900	326
FactSet Research Systems	56,900	3,900
Glu Mobile (1)	6,600	60
Jack Henry & Associates	155,600	4,024
Motive (1)	49,300	83
Progress Software (1)	47,800	1,448
Pros Holdings (1)	13,500	163
Quest Software (1)	83,800	1,438
Red Hat (1)	47,400	942
Salary.com (1)	23,500	275
Sourcefire (1)	27,400	249
SPSS (1)	28,000	1,152
THQ (1)	71,500	1,786
Wind River Systems (1)	69,600	819
		17,510
Total Information Technology		77,087
MATERIALS 2.3%
Chemicals 1.0%
Arch Chemicals	63,400	2,972
Ferro	13,100	262
Material Sciences (1)	37,200	395
Symyx Technologies (1)	36,600	318
		3,947
Containers & Packaging 0.4%
Chesapeake Corp.	36,500	309
Smurfit-Stone Container (1)	101,000	1,180
		1,489
Metals & Mining 0.9%
Lihir Gold (AUD) (1)	466,916	1,628
Metal Management	35,900	1,946
		3,574

Total Materials		9,010
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.8%
nTelos	24,300	716
Premiere Global Services (1)	55,100	697
Time Warner Telecom, Class A (1)	78,500	1,725
		3,138
Wireless Telecommunication Services 0.2%
SBA Communications (1)	20,100	709
		709
Total Telecommunication Services		3,847
UTILITIES 2.4%
Electric Utilities 1.3%
Cleco	45,100	1,140
El Paso Electric (1)	40,600	939
Empire District Electronics	47,500	1,073
Unisource Energy	64,200	1,919
		5,071
Gas Utilities 0.6%
SEMCO Energy (1)	50,400	397
Southwest Gas	70,300	1,989
		2,386
Multi-Utilities 0.5%
Black Hills	21,600	886
OGE Energy	29,600	980
		1,866
Total Utilities		9,323

Total Common Stocks (Cost $263,880)		371,966
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	1,941,000	1,941
		1,941
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.805%, 10/18/07	200,000	200
		200
Total Short-Term Investments (Cost $2,141)		2,141
Total Investments in Securities
97.5% of Net Assets (Cost $266,021)		$374,107

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
AUD	Australian Dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $266,021,000. Net unrealized gain aggregated $108,086,000 at period-end, of which $130,014,000 related to appreciated investments and $21,928,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $502,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $1,941,000 and $15,220,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 15.9%
Hotels, Restaurants & Leisure 4.2%
International Game Technology	537,900	23,184
Las Vegas Sands (1)	49,000	6,538
Marriott, Class A	401,500	17,453
MGM Mirage (1)	149,200	13,344
		60,519
Household Durables 0.6%
Harman International	95,800	8,289
		8,289
Internet & Catalog Retail 2.7%
Amazon.com (1)	419,000	39,030
		39,030
Media 1.6%
Lamar Advertising	292,300	14,314
XM Satellite Radio Holdings, Class A (1)	631,000	8,941
		23,255
Multiline Retail 3.7%
Kohl's (1)	457,900	26,252
Target	416,000	26,445
		52,697
Specialty Retail 1.9%
Bed Bath & Beyond (1)	365,800	12,481
Lowes	499,800	14,004
		26,485
Textiles, Apparel & Luxury Goods 1.2%
Coach (1)	368,700	17,428
		17,428
Total Consumer Discretionary		227,703
CONSUMER STAPLES 3.6%
Food & Staples Retailing 3.6%
CVS Caremark	786,960	31,187
Walgreen	415,900	19,647
Total Consumer Staples		50,834
ENERGY 2.0%
Energy Equipment & Services 2.0%
Schlumberger	267,500	28,088
Total Energy		28,088
FINANCIALS 8.2%
Capital Markets 7.6%
Franklin Resources	223,700	28,522
Morgan Stanley	482,900	30,422
State Street	732,600	49,934
		108,878
Diversified Financial Services 0.6%
Interactive Brokers, Class A (1)	295,500	7,760
		7,760
Total Financials		116,638
HEALTH CARE 12.8%
Biotechnology 5.4%
Celgene (1)	229,400	16,359
Genentech (1)	300,900	23,476
Gilead Sciences (1)	922,100	37,686
		77,521
Health Care Equipment & Supplies 3.1%
Medtronic	520,800	29,378
St. Jude Medical (1)	341,200	15,037
		44,415
Health Care Providers & Services 1.8%
WellPoint (1)	320,200	25,270
		25,270
Pharmaceuticals 2.5%
Allergan	262,800	16,943
Schering-Plough	617,900	19,544
		36,487
Total Health Care		183,693
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 1.4%
General Dynamics	242,900	20,518
		20,518
Air Freight & Logistics 1.4%
Expeditors International of Washington	418,400	19,790
		19,790
Airlines 1.5%
Southwest Airlines	1,451,400	21,481
		21,481
Construction & Engineering 0.8%
Foster Wheeler (1)	94,000	12,340
		12,340
Industrial Conglomerates 5.0%
GE	1,475,500	61,086
McDermott International (1)	186,900	10,107
		71,193
Machinery 2.7%
Danaher	461,800	38,196
		38,196
Total Industrials & Business Services		183,518
INFORMATION TECHNOLOGY 36.3%
Communications Equipment 6.2%
Cisco Systems (1)	639,800	21,184
Corning	767,500	18,919
Juniper Networks (1)	926,400	33,915
Qualcomm	362,700	15,328
		89,346
Computers & Peripherals 2.2%
Apple (1)	153,100	23,507
Network Appliance (1)	274,400	7,384
		30,891
Internet Software & Services 5.3%
eBay (1)	533,500	20,817
Google, Class A (1)	79,100	44,871
Monster Worldwide (1)	280,300	9,547
		75,235
IT Services 3.0%
Accenture, Class A	633,000	25,478
Automatic Data Processing	381,100	17,504
		42,982
Semiconductor & Semiconductor Equipment 11.3%
Analog Devices	689,800	24,943
Applied Materials	721,300	14,931
ASML Holding, ADS (1)	466,300	15,323
Broadcom, Class A (1)	636,200	23,183
Intel	999,400	25,844
Marvell Technology Group (1)	1,706,400	27,934
Xilinx	1,098,900	28,725
		160,883
Software 8.3%
Adobe Systems (1)	401,300	17,521
Autodesk (1)	231,900	11,588
Electronic Arts (1)	382,800	21,433
Microsoft	1,798,000	52,969
Red Hat (1)	468,000	9,299
Salesforce.com (1)	128,400	6,590
		119,400

Total Information Technology		518,737

TELECOMMUNICATION SERVICES 6.3%
Wireless Telecommunication Services 6.3%
American Tower Systems, Class A (1)	1,413,700	61,553
Crown Castle International (1)	383,200	15,569
MetroPCS Communications (1)	503,700	13,741
Total Telecommunication Services		90,863
Total Common Stocks (Cost $1,241,286)		1,400,074
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	42,886,902	42,887
		42,887
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.823%, 11/1/07	500,000	498
		498
Total Short-Term Investments (Cost $43,385)		43,385
Total Investments in Securities
100.9% of Net Assets (Cost $1,284,671)		$1,443,459

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADS	American Depository Shares

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $1,284,671,000. Net unrealized gain aggregated $158,788,000 at period-end, of which $179,834,000 related to appreciated investments and $21,046,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $872,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $42,887,000 and $16,497,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 92.7%
CONSUMER DISCRETIONARY 9.6%
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	1,200	72
		72
Hotels, Restaurants & Leisure 2.7%
International Game Technology	4,000	172
Las Vegas Sands (1)	1,300	174
Marriott, Class A	8,500	370
McDonald's	2,100	114
MGM Mirage (1)	2,300	206
Wynn Resorts	3,100	488
		1,524
Internet & Catalog Retail 1.9%
Amazon.com (1)	11,500	1,071
		1,071
Media 1.0%
Discovery Holding, Series A (1)	2,700	78
Grupo Televisa, ADR	3,900	94
McGraw-Hill	300	15
Omnicom	5,100	245
Shaw Communications	3,200	80
Viacom, Class B (1)	1,200	47
		559
Multiline Retail 2.4%
Kohl's (1)	12,200	699
Target	9,800	623
		1,322
Specialty Retail 0.7%
Bed Bath & Beyond (1)	5,500	188
Home Depot	6,700	217
		405
Textiles, Apparel & Luxury Goods 0.8%
Coach (1)	9,300	440
		440
Total Consumer Discretionary		5,393
CONSUMER STAPLES 3.9%
Beverages 0.5%
PepsiCo	3,750	275
		275
Food & Staples Retailing 2.3%
CVS Caremark	24,512	971
Sysco	1,800	64
Wal-Mart	5,540	242
		1,277
Household Products 1.1%
Procter & Gamble	9,335	657
		657
Total Consumer Staples		2,209
ENERGY 7.9%
Energy Equipment & Services 5.4%
Baker Hughes	7,300	660
Schlumberger	13,800	1,449
Smith International	13,300	949
		3,058
Oil, Gas & Consumable Fuels 2.5%
EOG Resources	800	58
ExxonMobil	6,200	574
Murphy Oil	5,200	363
Sunoco	600	43
Total, ADR	4,800	389
		1,427

Total Energy		4,485
FINANCIALS 15.4%
Capital Markets 9.5%
Ameriprise Financial	4,430	280
Bank of New York Mellon	5,900	260
Charles Schwab	21,000	454
Franklin Resources	6,150	784
Goldman Sachs	3,250	704
Legg Mason	950	80
Merrill Lynch	3,300	235
Morgan Stanley	9,900	624
Northern Trust	6,900	457
State Street	14,100	961
UBS (CHF)	9,465	508
		5,347
Commercial Banks 0.5%
Wells Fargo	7,900	281
		281
Consumer Finance 1.4%
American Express	11,850	704
Discover Financial (1)	3,650	76
		780
Diversified Financial Services 1.5%
Citigroup	11,900	555
CME Group	450	264
IntercontinentalExchange (1)	300	46
		865
Insurance 2.4%
American International Group	9,750	660
Hartford Financial Services	1,900	176
Prudential Financial	5,700	556
		1,392
Thrifts & Mortgage Finance 0.1%
Countrywide Financial	2,100	40
		40
Total Financials		8,705
HEALTH CARE 15.4%
Biotechnology 3.5%
Celgene (1)	7,300	520
Genentech (1)	8,800	687
Gilead Sciences (1)	19,100	781
		1,988
Health Care Equipment & Supplies 3.4%
Alcon	2,000	288
Baxter International	2,100	118
Medtronic	11,500	649
St. Jude Medical (1)	9,900	436
Stryker	5,300	364
Zimmer Holdings (1)	600	49
		1,904
Health Care Providers & Services 4.9%
Aetna	10,500	570
Cardinal Health	3,500	219
Express Scripts (1)	4,900	273
Humana (1)	3,800	265
Laboratory Corporation of America (1)	3,000	235
Medco (1)	4,000	362
UnitedHealth Group	5,500	266
WellPoint (1)	7,500	592
		2,782
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	1,700	98
		98
Pharmaceuticals 3.4%
Allergan	6,100	393
Eli Lilly	3,300	188
Merck	6,100	315
Novartis, Regulation D Shares (CHF)	646	36
Roche Holding - Genusscheine (CHF)	2,094	379
Schering-Plough	12,800	405
Wyeth	4,050	180
		1,896

Total Health Care		8,668
INDUSTRIALS & BUSINESS SERVICES 9.5%
Aerospace & Defense 2.1%
General Dynamics	7,700	650
Lockheed Martin	200	22
Rockwell Collins	2,500	182
United Technologies	3,800	306
		1,160
Air Freight & Logistics 0.3%
Expeditors International of Washington	3,700	175
		175
Construction & Engineering 0.7%
Foster Wheeler (1)	2,900	381
		381
Industrial Conglomerates 3.8%
GE	46,200	1,912
McDermott International (1)	4,600	249
		2,161
Machinery 2.6%
Danaher	14,540	1,203
Illinois Tool Works	4,700	280
		1,483
Total Industrials & Business Services		5,360
INFORMATION TECHNOLOGY 24.7%
Communications Equipment 5.9%
Cisco Systems (1)	32,900	1,089
Corning	11,000	271
Juniper Networks (1)	22,000	806
LM Ericsson (SEK)	51,900	207
Nokia, ADR	16,800	637
Qualcomm	8,100	342
		3,352
Computers & Peripherals 3.8%
Apple (1)	6,400	983
Dell (1)	13,000	359
EMC (1)	19,400	404
Hewlett-Packard	4,500	224
Network Appliance (1)	5,400	145
		2,115
Internet Software & Services 3.6%
eBay (1)	13,300	519
Google, Class A (1)	2,400	1,361
Monster Worldwide (1)	4,600	157
		2,037
IT Services 1.6%
Accenture, Class A	6,100	246
Automatic Data Processing	13,200	606
Mastercard, Class A	300	44
		896
Semiconductor & Semiconductor Equipment 4.8%
Analog Devices	9,450	342
Applied Materials	2,100	43
ASML Holding, ADS (1)	8,000	263
Broadcom, Class A (1)	3,100	113
Intel	17,200	445
Marvell Technology Group (1)	24,900	408
Maxim Integrated Products	8,800	258
Texas Instruments	11,000	402
Xilinx	16,100	421
		2,695
Software 5.0%
Adobe Systems (1)	6,800	297
Autodesk (1)	6,800	340
Electronic Arts (1)	8,000	448
Intuit (1)	6,500	197
Microsoft	39,600	1,166
Oracle (1)	18,100	392
		2,840

Total Information Technology		13,935
MATERIALS 2.0%
Chemicals 1.1%
Monsanto	6,900	592
		592
Metals & Mining 0.9%
Freeport McMoRan Copper Gold	5,000	524
		524
Total Materials		1,116
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 0.6%
AT&T	7,600	322
		322
Wireless Telecommunication Services 3.7%
America Movil, ADR, Series L	12,000	768
American Tower Systems, Class A (1)	16,100	701
Bharti Airtel (INR) (1)	2,266	55
MetroPCS Communications (1)	3,900	106
Rogers Communications, Class B	10,000	455
		2,085
Total Telecommunication Services		2,407

Total Common Stocks (Cost $41,677)		52,278
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	393,096	393
Total Short-Term Investments (Cost $393)		393
Total Investments in Securities
93.4% of Net Assets (Cost $42,070)		$52,671

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
INR	Indian Rupee
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $42,070,000. Net unrealized gain aggregated $10,601,000 at period-end, of which $10,821,000 related to appreciated investments and $220,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $16,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $393,000 and $378,000, respectively.

T. ROWE PRICE INSTITUTIONAL CONCENTRATED LARGE-CAP VALUE FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 17.0%
Diversified Consumer Services 3.4%
H&R Block	10,700	227
		227
Media 10.2%
EchoStar Communications, Class A (1)	2,600	122
Liberty Media Capital, Class A (1)	1,950	243
Time Warner	17,450	320
		685
Specialty Retail 3.4%
Home Depot	7,000	227
		227
Total Consumer Discretionary		1,139
CONSUMER STAPLES 5.7%
Beverages 5.7%
Anheuser-Busch	3,200	160
Coca-Cola	3,900	224
Total Consumer Staples		384
ENERGY 14.1%
Energy Equipment & Services 3.2%
Baker Hughes	2,350	212
		212
Oil, Gas & Consumable Fuels 10.9%
Murphy Oil	2,600	182
StatoilHydro, ADR	5,000	169
Total, ADR	4,700	381
		732
Total Energy		944
FINANCIALS 19.7%
Commercial Banks 7.2%
First Horizon National	5,700	152
Royal Bank of Scotland (GBP)	16,650	178
U.S. Bancorp	4,750	155
		485
Diversified Financial Services 2.6%
Citigroup	3,700	173
		173
Insurance 7.9%
Genworth Financial, Class A	5,100	156
Hartford Financial Services	1,350	125
Marsh & McLennan	9,600	245
		526
Real Estate Management & Development 2.0%
St. Joe	3,950	133
		133
Total Financials		1,317
HEALTH CARE 9.7%
Health Care Equipment & Supplies 2.3%
Covidien (1)	3,650	151
		151
Pharmaceuticals 7.4%
Johnson & Johnson	2,300	151
Pfizer	7,850	192
Wyeth	3,450	154
		497
Total Health Care		648
INDUSTRIALS & BUSINESS SERVICES 9.6%
Industrial Conglomerates 7.8%
GE	8,550	354
Tyco International	3,750	166
		520
Machinery 1.8%
Illinois Tool Works	2,000	120
		120
Total Industrials & Business Services		640
INFORMATION TECHNOLOGY 10.3%
Computers & Peripherals 2.2%
IBM	1,250	147
		147
Electronic Equipment & Instruments 2.2%
Tyco Electronics	4,200	149
		149
Semiconductor & Semiconductor Equipment 2.0%
Intel	5,100	132
		132
Software 3.9%
Microsoft	8,800	259
		259
Total Information Technology		687
MATERIALS 6.2%
Chemicals 2.5%
DuPont	3,400	168
		168
Paper & Forest Products 3.7%
International Paper	6,800	244
		244
Total Materials		412
TELECOMMUNICATION SERVICES 4.2%
Wireless Telecommunication Services 4.2%
Sprint Nextel	14,800	281
Total Telecommunication Services		281
UTILITIES 2.3%
Electric Utilities 2.3%
Entergy	1,400	152
Total Utilities		152
Total Common Stocks (Cost $6,140)		6,604
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	68,048	68
Total Short-Term Investments (Cost $68)		68
Total Investments in Securities
99.8% of Net Assets (Cost $6,208)		$6,672

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated company - see Note 3.
(3)	Seven-day yield
ADR	American Depository Receipts
GBP	British Pound

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Concentrated Large-Cap Value Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Concentrated Large-Cap Value Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $6,208,000. Net unrealized gain aggregated $464,000 at period-end, of which $719,000 related to appreciated investments and $255,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $68,000 and $111,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007